Fees Summary	Sep. 08, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,329,600.00
Previously Paid Amount	0.00
Total Fee Amount	597.92
Total Offset Amount	0.00
Net Fee	$ 597.92
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A